CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.7%
Verizon Communications Inc.	2,045,306	$118,934,544

Entertainment - 2.1%
Walt Disney Co.	773,330	142,694,852	*

Media - 3.4%
Comcast Corp., Class A Shares	4,380,360	237,021,279

TOTAL COMMUNICATION SERVICES		498,650,675

CONSUMER DISCRETIONARY - 2.4%
Specialty Retail - 2.4%
Home Depot Inc.	533,720	162,918,030

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Coca-Cola Co.	2,646,300	139,486,473

Food & Staples Retailing - 0.8%
Walmart Inc.	386,630	52,515,953

Food Products - 4.2%
Mondelez International Inc., Class A Shares	2,412,850	141,224,110
Nestle SA, ADR	1,304,710	145,488,212

Total Food Products		286,712,322

Household Products - 2.3%
Procter & Gamble Co.	1,193,120	161,584,242

TOTAL CONSUMER STAPLES		640,298,990

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Enbridge Inc.	2,878,663	104,783,333
Pioneer Natural Resources Co.	241,470	38,350,266
Williams Cos. Inc.	6,664,270	157,876,556

TOTAL ENERGY		301,010,155

FINANCIALS - 16.4%
Banks - 6.4%
Bank of America Corp.	3,511,550	135,861,870
JPMorgan Chase & Co.	858,730	130,724,468
PNC Financial Services Group Inc.	587,330	103,023,555
US Bancorp	1,341,200	74,181,772

Total Banks		443,791,665

Capital Markets - 4.6%
Apollo Global Management Inc.	2,687,364	126,332,982
Blackstone Group Inc.	2,550,550	190,092,491

Total Capital Markets		316,425,473

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2021 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Insurance - 5.4%
American International Group Inc.	2,468,580	$114,073,082
MetLife Inc.	2,154,285	130,958,985
Travelers Cos. Inc.	869,220	130,730,688

Total Insurance		375,762,755

TOTAL FINANCIALS		1,135,979,893

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co.	391,380	95,164,047

Health Care Providers & Services - 2.0%
UnitedHealth Group Inc.	372,450	138,577,471

Pharmaceuticals - 6.9%
Johnson & Johnson	927,937	152,506,446
Merck & Co. Inc.	1,813,250	139,783,443
Pfizer Inc.	2,641,830	95,713,501
Zoetis Inc.	557,330	87,768,328

Total Pharmaceuticals		475,771,718

TOTAL HEALTH CARE		709,513,236

INDUSTRIALS - 11.5%
Aerospace & Defense - 4.3%
Northrop Grumman Corp.	246,450	79,761,078
Raytheon Technologies Corp.	2,820,510	217,940,808

Total Aerospace & Defense		297,701,886

Air Freight & Logistics - 2.4%
United Parcel Service Inc., Class B Shares	995,840	169,282,842

Commercial Services & Supplies - 2.1%
Waste Management Inc.	1,106,780	142,796,756

Machinery - 0.6%
Otis Worldwide Corp.	597,510	40,899,559

Road & Rail - 2.1%
Union Pacific Corp.	658,330	145,102,515

TOTAL INDUSTRIALS		795,783,558

INFORMATION TECHNOLOGY - 20.3%
IT Services - 4.3%
Cognizant Technology Solutions Corp., Class A Shares	433,130	33,836,116
Mastercard Inc., Class A Shares	380,260	135,391,573
Visa Inc., Class A Shares	612,250	129,631,692

Total IT Services		298,859,381

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Inc.	221,650	102,770,239

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2021 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP Semiconductors NV	156,460	$31,501,656
Texas Instruments Inc.	810,140	153,108,359

Total Semiconductors & Semiconductor Equipment		287,380,254

Software - 7.1%
Microsoft Corp.	1,744,100	411,206,457
Oracle Corp.	1,127,820	79,139,130

Total Software		490,345,587

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	2,651,902	323,929,829

TOTAL INFORMATION TECHNOLOGY		1,400,515,051

MATERIALS - 8.8%
Chemicals - 7.0%
Ecolab Inc.	599,280	128,287,870
Linde PLC	612,250	171,515,715
PPG Industries Inc.	1,222,100	183,632,746

Total Chemicals		483,436,331

Construction Materials - 1.8%
Vulcan Materials Co.	757,930	127,900,687

TOTAL MATERIALS		611,337,018

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	497,860	119,018,412
Boston Properties Inc.	534,850	54,158,911

TOTAL REAL ESTATE		173,177,323

UTILITIES - 6.3%
Electric Utilities - 2.9%
Edison International	1,527,056	89,485,482
NextEra Energy Inc.	1,486,550	112,398,045

Total Electric Utilities		201,883,527

Multi-Utilities - 3.4%
Public Service Enterprise Group Inc.	1,419,300	85,456,052
Sempra Energy	623,260	82,631,811
WEC Energy Group Inc.	673,930	63,073,108

Total Multi-Utilities		231,160,971

TOTAL UTILITIES		433,044,498

TOTAL COMMON STOCKS (Cost - $3,568,830,119)		6,862,228,427

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2021 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	$1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,568,903,568)				6,862,228,428

			SHARES
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%		41,466,307	41,466,307
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%		10,366,577	10,366,577	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $51,832,884)				51,832,884

TOTAL INVESTMENTS - 100.0% (Cost - $3,620,736,452)				6,914,061,312
Liabilities in Excess of Other Assets - (0.0)%††				(538,191)

TOTAL NET ASSETS - 100.0%				$6,913,523,121

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2021.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $10,366,577 and the cost was $10,366,577 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$6,862,228,427	—	—	$6,862,228,427
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	6,862,228,427	1	—	6,862,228,428

Short-Term Investments†	51,832,884	—	—	51,832,884

Total Investments	$6,914,061,311	$1	—	$6,914,061,312

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$6,122,416	$62,393,011	62,393,011	$58,148,850	58,148,850	—	$119	—	$10,366,577

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